Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kurv ETF Trust
Entity Central Index Key	0001782952
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Kurv Gold Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Kurv Gold Enhanced Income ETF
Class Name	Kurv Gold Enhanced Income ETF
Trading Symbol	KGLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Gold Enhanced Income ETF (the “Fund”) for the period of July 7, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kgld. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kgld
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Gold Enhanced Income ETF	$61	1.35%
[1],[2]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.35%
Net Assets	$ 37,113,465
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$37,113,465
Number of Holdings	14
Portfolio Turnover	0%
30-Day SEC Yield	1.86%
30-Day SEC Yield Unsubsidized	1.86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	73.3%
SPDR Gold Shares	18.1%
iShares Gold Trust	6.6%
Fidelity Government Portfolio	0.3%

Security Type	(%)
U.S. Treasury Bills	73.3%
Purchased Options	25.8%
Money Market Funds	0.3%
Written Options	-1.1%
Cash & Other	1.7%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kgld
Kurv High Income ETF
Shareholder Report [Line Items]
Fund Name	Kurv High Income ETF
Class Name	Kurv High Income ETF
Trading Symbol	KYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv High Income ETF (the “Fund”) for the period of October 30, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kyld. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kyld
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv High Income ETF	$8	0.99%
[3],[4]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.99%
Net Assets	$ 14,103,441
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$14,103,441
Number of Holdings	44
Portfolio Turnover	0%
30-Day SEC Yield	-
30-Day SEC Yield Unsubsidized	-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	8.3%
Teradyne, Inc.	6.3%
Global X Silver Miners ETF	6.3%
VanEck Gold Miners ETF/USA	6.3%
Broadcom, Inc.	5.9%
Howmet Aerospace, Inc.	5.3%
Intel Corp.	5.0%
Reddit, Inc.	5.0%
AppLovin Corp.	4.9%
Shift4 Payments, Inc.	4.9%

Top Sectors	(%)
Manufacturing	39.6%
Information	14.6%
Finance and Insurance	8.4%
Professional, Scientific, and Technical Services	4.9%
Utilities	4.7%
Administrative and Support and Waste Management and Remediation Services	3.8%
Other Services (except Public Administration)	2.9%
Information Technology	0.0%
Cash & Other	21.1%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kyld
Kurv Silver Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Kurv Silver Enhanced Income ETF
Class Name	Kurv Silver Enhanced Income ETF
Trading Symbol	KSLV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Silver Enhanced Income ETF (the “Fund”) for the period of September 29, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kslv. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kslv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Silver Enhanced Income ETF	$23	1.24%
[5],[6]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	1.24%
Net Assets	$ 24,947,187
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$24,947,187
Number of Holdings	12
Portfolio Turnover	0%
30-Day SEC Yield	1.99%
30-Day SEC Yield Unsubsidized	1.99%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	69.1%
iShares Silver Trust	28.8%
Fidelity Government Portfolio	3.7%

Security Type	(%)
U.S. Treasury Bills	69.1%
Purchased Options	30.7%
Money Market Funds	3.7%
Written Options	-1.9%
Cash & Other	-1.6%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kslv
Kurv Technology Titans Select ETF
Shareholder Report [Line Items]
Fund Name	Kurv Technology Titans Select ETF
Class Name	Kurv Technology Titans Select ETF
Trading Symbol	KQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Technology Titans Select ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kqqq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Technology Titans Select ETF	$64	1.14%
[7]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%
Net Assets	$ 68,404,039
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$68,404,039
Number of Holdings	46
Portfolio Turnover	18%
30-Day SEC Yield	0.98%
30-Day SEC Yield Unsubsidized	0.91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	26.6%
Alphabet, Inc.	12.7%
Amazon.com, Inc.	8.5%
Apple, Inc.	7.7%
Broadcom, Inc.	7.4%
Meta Platforms, Inc.	6.2%
NVIDIA Corp.	5.4%
Netflix, Inc.	3.3%
Tesla, Inc.	3.3%
Uber Technologies, Inc.	2.9%

Security Type	(%)
Common Stocks	70.3%
U.S. Treasury Bills	26.6%
Purchased Options	2.2%
Exchange Traded Funds	1.5%
Money Market Funds	1.0%
Written Options	-1.4%
Cash & Other	-0.2%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kqqq
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Class Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Trading Symbol	AMZP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/amzp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$58	1.08%
[8]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
Net Assets	$ 13,231,866
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$13,231,866
Number of Holdings	9
Portfolio Turnover	0%
30-Day SEC Yield	2.70%
30-Day SEC Yield Unsubsidized	2.54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	93.6%
Fidelity Government Portfolio	5.2%
Amazon.Com, Inc.	1.2%

Security Type	(%)
U.S. Treasury Bills	93.6%
Purchased Options	5.6%
Money Market Funds	5.2%
Written Options	-4.4%
Cash & Other	0.0%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/amzp
Kurv Yield Premium Strategy Apple (AAPL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Class Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Trading Symbol	AAPY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/aapy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Apple (AAPL) ETF	$57	0.99%
[9]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.99%
Net Assets	$ 5,109,249
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$5,109,249
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	2.15%
30-Day SEC Yield Unsubsidized	2.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	80.4%
Apple, Inc.	17.2%
Fidelity Government Portfolio	2.4%

Security Type	(%)
U.S. Treasury Bills	80.4%
Purchased Options	17.7%
Money Market Funds	2.4%
Written Options	-0.5%
Cash & Other	0.0%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/aapy
Kurv Yield Premium Strategy Google (GOOGL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Class Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Trading Symbol	GOOP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/goop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Google (GOOGL) ETF	$67	0.99%
[10]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.99%
Net Assets	$ 13,539,149
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$13,539,149
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.06%
30-Day SEC Yield Unsubsidized	1.92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	78.4%
Alphabet, Inc.	22.6%

Security Type	(%)
U.S. Treasury Bills	78.4%
Purchased Options	23.3%
Written Options	-0.7%
Cash & Other	-1.0%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/goop
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Class Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Trading Symbol	MSFY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/msfy. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/msfy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$60	1.14%
[11]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
Net Assets	$ 6,821,948
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$6,821,948
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.92%
30-Day SEC Yield Unsubsidized	2.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	102.4%
Fidelity Government Portfolio	1.0%
Microsoft Corp.	-3.3%

Security Type	(%)
U.S. Treasury Bills	102.4%
Money Market Funds	1.0%
Purchased Options	0.8%
Written Options	-4.1%
Cash & Other	-0.1%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/msfy
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Class Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Trading Symbol	NFLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/nflp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$47	0.99%
[12]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
Net Assets	$ 9,559,851
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$9,559,851
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.85%
30-Day SEC Yield Unsubsidized	2.69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	101.5%
Fidelity Government Portfolio	0.8%
Netflix, Inc.	-2.3%

Security Type	(%)
U.S. Treasury Bills	101.5%
Purchased Options	3.7%
Money Market Funds	0.8%
Written Options	-6.0%
Cash & Other	0.0%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/nflp
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Class Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Trading Symbol	TSLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/tslp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$79	1.41%
[13]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.41%
Net Assets	$ 21,869,071
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$21,869,071
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	2.42%
30-Day SEC Yield Unsubsidized	2.27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	89.1%
Tesla, Inc.	8.2%
Fidelity Government Portfolio	2.8%

Security Type	(%)
U.S. Treasury Bills	89.1%
Purchased Options	10.7%
Money Market Funds	2.8%
Written Options	-2.5%
Cash & Other	-0.1%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/tslp

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized

[13]
*	Annualized